Related party transactions - Summary of transactions and balances during the year with associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Joint Venture And Associates
Disclosure of transactions between related parties [line items]
Guarantees and commitments, highest amount during the year	$ 513	$ 1,016
Guarantees and commitments	293	347
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	57	102
Amounts due to joint ventures and associates	53	44
Associates
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	2,548	3,397
Amounts due to joint ventures and associates	1,295	1,070
Fair value of derivative assets, highest balance during the year	1,205	936
Fair value of derivative assets	841	465
Fair value of derivative liabilities	3,648	555
Fair value of derivative liabilities, highest balance during the year	4,319	696
Unsubordinated accounts receivable | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	140	160
Amounts due from joint ventures and associates	90	96
Unsubordinated accounts receivable | Associates
Disclosure of transactions between related parties [line items]
Amounts due from joint ventures and associates, highest amount during the year	7,378	4,527
Amounts due from joint ventures and associates	$ 6,594	$ 4,188